Employee Benefit Obligations - Multi-employer plans (Detail) - Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Line Items]
Defined Benefit Plans Percentage	70.00%
Established contribution percentage	30.00%
Cost contribution Percentage by employer	5.00%
Contribution paid by the company	$ 291,022	$ 185,993
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Disclosure Of Defined Benefit Plans [Line Items]
Contribution Percentage	1.45%
Cost contribution Percentage by employee	1.00%
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Disclosure Of Defined Benefit Plans [Line Items]
Contribution Percentage	4.22%
Cost contribution Percentage by employee	100.00%